Leases - Schedule of Future Lease Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
2026	$ 809
2027	806
2028	759
2029	745
2030	730
Total future operating lease payments	3,849
Less: imputed interest	(815)
Present value of lease liability	$ 3,034